COMBINED BALANCE SHEETS (Parenthetical) - Vencore Holding Corp. and KGS Holding Corp. - $ / shares	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	2,000	2,000	2,000
Common stock, issued (in shares)	2	2	2
Common stock, outstanding (in shares)	2	2	2